Financial instruments and risk management (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments And Risk Management
Fuel increase operating cost	$ 0.01
Fuel sensitivity analysis, increase in operating costs due to reasonably possible increase in price per gallon	$ 3,400	$ 3,227	$ 3,719
Fuel decrease operating cost	$ 0.01
Fuel sensitivity analysis, increase in operating costs due to reasonably possible decrease in price per gallon	$ (3,400)	$ (3,227)	$ (3,719)